Depreciation and Amortization	3 Months Ended
Mar. 31, 2016
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Depreciation and Amortization

4. Depreciation and Amortization

The Company includes all categories of depreciation and amortization on a separate line in its Statements of Income and Comprehensive Income. The amounts of depreciation and amortization expense excluded from the following operating expenses in its Statements of Income and Comprehensive Income are:

	Three months ended March 31,
	2016	2015
Direct advertising expenses	$47,798	$45,085
General and administrative expenses	881	723
Corporate expenses	2,810	3,422

	$51,489	$49,230